UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03534

Name of Fund: Merrill Lynch U.S.A. Government Reserves

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Merrill Lynch U.S.A.
Government Reserves, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011,
Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2008 – 11/30/2008

Item 1 – Schedule of Investments

Merrill Lynch U.S.A. Government Reserves
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Issue	(000)	Value

U.S. Government Obligations - 34.6%

U.S. Treasury Bills, 0.45%, 1/22/09	$ 30,000	$ 29,980,500
U.S. Treasury Bills, 0.65%, 1/29/09	50,000	49,946,736

Total U.S. Government Obligations		79,927,236

Repurchase Agreements - 65.4%

Banc of America Securities LLC, purchased on 11/26/08 to yield 0.35% to 12/03/08,
repurchase price of $5,000,340, collateralized by GNMA, 5.50% due 10/15/38	5,000	5,000,000

Barclays Capital, Inc., purchased on 10/27/08 to yield 2% to 12/29/08, repurchase price of $30,105,000, collateralized by GNMA, 6% to 6.50% due 8/15/38 to
11/15/38	30,000	30,000,000

Citigroup Global Markets, Inc., purchased on 11/26/08 to yield 0.35% to 12/03/08,
repurchase price of $5,000,340, collateralized by GNMA due 11/15/38	5,000	5,000,000

Credit Suisse Securities (USA) LLC, purchased on 11/03/08 to yield 0.80% to 2/03/09, repurchase price of $15,030,667, collateralized by GNMA 7% to 7.25% due 12/20/37 to
8/15/43	15,000	15,000,000

Deutsche Bank Securities, Inc., purchased on 11/26/08 to yield 0.40% to 12/03/08, repurchase price of $20,001,556, collateralized by GNMA, 6.28% to 7% due 9/15/37 to
11/15/43	20,000	20,000,000

Greenwich Capital Markets, Inc., purchased on 11/26/08 to yield 0.40% to 12/03/08, repurchase price of $20,001,556, collateralized by GNMA, 4.85% to 5.725% due 3/15/09 to
3/15/47	20,000	20,000,000

HSBC Securities (USA), Inc., purchased on 11/28/08 to yield 0.20% to 12/01/08, repurchase
price of $5,202,087, collateralized by U.S. Treasury STRIPS due 2/15/30 (a)	5,202	5,202,000

J.P. Morgan Securities Inc., purchased on 11/28/08 to yield 0.15% to 12/01/08, repurchase
price of $5,000,063, collateralized by GNMA, 5% to 7.50% due 10/15/13 to 10/15/38	5,000	5,000,000

Merrill Lynch Government Securities, Inc., purchased on 11/26/08 to yield 0.40% to
12/03/08, repurchase price of $10,000,778, collateralized by GNMA, 5% to 7.50% due
10/15/13 to 10/15/38 (b)	10,000	10,000,000

Mizuho Securities, Inc. NY, purchased on 11/28/08 to yield 0.30% to 12/01/08, repurchase
price of $11,000,275, collateralized by U.S. Treasury Bills due 10/22/09	11,000	11,000,000

UBS Securities LLC, purchased on 10/15/08 to yield 1.35% to 12/15/08, repurchase price of
$25,057,188, collateralized by GNMA, 5.50% due 1/15/37	25,000	25,000,000

Total Repurchase Agreements		151,202,000

Total Investments (Cost- $231,129,236*) - 100.0%		231,129,236
Liabilities in Excess of Other Assets - (0.0)%		(5,555)

Net Assets - 100.0%		$ 231,123,681

* Cost for federal income tax purposes.

(a) Separately Traded Registered Interest and Principal of Securities (STRIPS).

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:

Net
Affiliate	Activity	Income

Merrill Lynch Government Securities, Inc.	$ 3,000,000	$ 20,321

Merrill Lynch U.S.A. Government Reserves
Schedule of Investments November 30, 2008 (Unaudited)

? Effective September 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
? Level 1 - price quotations in active markets/exchanges for identical securities
? Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
? Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	-
Level 2	$ 231,129,236
Level 3	-

Total	$ 231,129,236

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch U.S.A. Government Reserves

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
Merrill Lynch U.S.A. Government Reserves

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
Merrill Lynch U.S.A. Government Reserves

Date: January 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Merrill Lynch U.S.A. Government Reserves

Date: January 20, 2009